UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/12

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for this series, as appropriate.

                        DREYFUS PREMIER INVESTMENT FUNDS, INC.

-          Dreyfus Global Real Estate Securities Fund

-          Dreyfus Large Cap Equity Fund

-          Dreyfus Large Cap Growth Fund

1

Dreyfus
Global Real Estate
Securities Fund

SEMIANNUAL REPORT June 30, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
31	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Real Estate
Securities Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Real Estate Securities Fund, covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Economic optimism helped drive stock prices higher in early 2012 when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, U.S. stocks gave back their previous gains, and most major market indices ended the first half of the year close to where they began.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, setting the stage for better business conditions in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through June 30, 2012, as provided by Peter Zabierek and Dean Frankel, Portfolio Managers, Urdang Securities Management, Inc., Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, Dreyfus Global Real Estate Securities Fund’s Class A shares produced a total return of 14.33%, Class C shares returned 13.76% and Class I shares returned 14.52%.1 In comparison, the FTSE EPRA/NAREIT Developed Index, the fund’s benchmark, achieved a total return of 15.29% for the same period.2

Mixed economic data fueled heightened volatility in global equity markets as gains over the first quarter of 2012 were offset to a degree by declines during the second quarter. The fund produced lower returns than its benchmark, mainly due to an underweight to Japan, which outperformed the market, and stock selection in Europe.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income by investing at least 80% of its assets in companies principally engaged in the real estate sector. Under normal market conditions, the fund expects to invest at least 40% of its assets in companies located outside the United States, and to invest in at least 10 different countries. The fund also may invest in companies located in emerging markets and in companies of any market capitalization. Our proprietary approach quantifies investment opportunity both from a real estate and stock perspective.

Markets Reacted Sharply to Macroeconomic Developments

Stocks in most global markets advanced early in 2012 amid improving U.S. employment trends, signs of lower inflation in emerging markets, and hopes that measures implemented by monetary and fiscal policymakers in the European Union might prevent the spread of fiscal instability from Greece to other nations in the region. However, political developments in the spring cast the viability of the European bailout plan into doubt,

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

employment gains moderated in the United States, and economic growth in China slowed. In this challenging environment, global equity markets gave up some of their earlier gains, but ended the first half of the year with positive returns.

Global real estate markets followed a pattern similar to that of broader equity markets as investor sentiment shifted from optimism to risk aversion over the first half of 2012. Generally speaking, real estate-related stocks in Japan, Australia and the United Kingdom produced relatively robust returns, while the United States and China lagged market averages.

Security Selection Strategy Produced Mixed Results

As might be expected in a volatile investment climate, real estate companies in various parts of the world produced disparate results over the reporting period. The fund’s holdings with exposure to southern Europe proved particularly weak as investors sought perceived safe havens in the midst of an intensifying European sovereign debt crisis. Investors generally fled property companies with significant exposure to Spain and Italy, and also fled other property markets with exceptionally weak fundamentals, such as office companies in the Netherlands and Belgium. Instead, they favored companies in more financially secure nations, most notably Germany and Switzerland. Highly leveraged commercial real estate companies elsewhere in Europe also stumbled during the flight to quality.

The fund achieved better relative performance in China, where the easing of inflation-fighting measures helped spark a rally among real estate-related stocks. For example, expectations of looser government restrictions, lower interest rates and improved market fundamentals boosted the stock price of developer Sino Land. In the United States, retail-focused REITs fared especially well as did small-cap REITs.

Although we made relatively few changes to the fund’s country allocations during the reporting period, we established a number of new positions and sold others within certain markets. In China, we established a new position in Yanlord Land Group, a residential developer that we regarded as attractively valued and fundamentally strong. In Japan, we reduced the fund’s exposure to residential real estate investment trusts (REITs) and increased holdings of office and retail REITs.We shifted to a more defensive investment posture in the United States, where we favored REITs that historically have been less volatile than average.

Positioned for Continued Volatility

We remain cautious regarding sluggish global economic growth, as economic activity currently appears to be slowing in Japan,Australia, the United Kingdom and the European Union. Although growth also has moderated in the United States and China, these major engines of the global economy seem to be in somewhat better shape. In this challenging environment, we have focused on markets where monetary policies are accommodative or where additional easing is expected.Therefore, as of midyear, the fund held overweight exposure to the United Kingdom, China, and the Scandinavian countries. Conversely, we maintained relatively less exposure to the European Union, Singapore, and Canada. Including the fund’s small cash position, exposure to the United States is about neutral. In our view, these are prudent strategies in today’s uncertain global economic environment.

July 16, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.

1	Total returns include reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through May 1,
2013, at which time it may be extended, terminated or modified.
2	SOURCE: LIPPER — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The FTSE European Public Real Estate Association (EPRA) National
Association of Real Estate Investment Trusts (NAREIT) Developed Global Real Estate
Securities Index is an unmanaged index designed to track the performance of listed real estate companies and REITs worldwide. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Real Estate Securities Fund from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.99	$11.96	$5.76
Ending value (after expenses)	$1,143.30	$1,137.60	$1,145.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.52	$11.27	$5.42
Ending value (after expenses)	$1,017.40	$1,013.67	$1,019.49

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C and 1.08%
for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2012 (Unaudited)

Common Stocks—97.6%	Shares	Value ($)
Australia—8.4%
Commonwealth Property Office Fund	3,248,650	3,387,165
Dexus Property Group	775,780	738,430
Goodman Group	417,520	1,582,578
Mirvac Group	4,828,030	6,322,837
Westfield Group	1,132,490	11,033,490
Westfield Retail Trust	2,387,940	7,000,198
		30,064,698
Brazil—.2%
Iguatemi Empresa de Shopping Centers	38,900	803,759
Canada—5.3%
Allied Properties Real Estate Investment Trust	30,010	854,818
Allied Properties Real Estate Investment Trust	27,280[b]	777,055
Boardwalk Real Estate Investment Trust	46,350	2,668,278
Brookfield Office Properties	201,720	3,530,744
Calloway Real Estate Investment Trust	61,440	1,689,736
Canadian Apartment Properties REIT	88,960	2,077,859
Chartwell Seniors Housing Real Estate Investment Trust	610,270	5,814,379
Chartwell Seniors Housing Real Estate Investment Trust	6,040[b]	57,546
First Capital Realty	83,380	1,502,822
		18,973,237
Finland—.3%
Sponda	277,550	1,036,158
France—3.0%
ICADE	9,760	736,138
Unibail-Rodamco	53,590	9,840,431
		10,576,569
Germany—1.0%
Alstria Office REIT	331,910	3,507,275
Hong Kong—10.1%
Cheung Kong Holdings	203,000	2,505,882
China Overseas Land & Investment	1,252,600	2,938,451

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Hong Kong (continued)
Evergrande Real Estate Group	554,000	286,395
Hang Lung Properties	755,000	2,570,045
Hongkong Land Holdings	1,085,000	6,247,837
Hysan Development	167,000	635,201
Kerry Properties	499,000	2,138,187
Link REIT	530,000	2,166,869
Sino Land	2,498,000	3,791,878
Sun Hung Kai Properties	778,538	9,238,371
Wharf Holdings	641,900	3,568,687
		36,087,803
Japan—9.2%
Advance Residence Investment	318	617,811
AEON Mall	96,000	2,041,975
Frontier Real Estate Investment	96	770,207
Kenedix Realty Investment	130	420,700
Mitsubishi Estate	381,000	6,834,806
Mitsui Fudosan	415,000	8,050,492
MORI TRUST Sogo Reit	303	2,661,414
Nippon Building Fund	476	4,609,113
Nomura Real Estate Holdings	121,000	2,215,528
ORIX JREIT	162	728,639
Sumitomo Realty & Development	157,000	3,862,957
		32,813,642
Netherlands—.6%
VastNed Retail	54,430	2,117,067
Norway—.5%
Norwegian Property	1,392,780	1,903,508
Singapore—4.7%
Ascendas Real Estate Investment Trust	1,286,000	2,195,663
CapitaCommercial Trust	2,735,000	2,749,933
CapitaLand	1,473,000	3,179,793

Common Stocks (continued)	Shares	Value ($)
Singapore (continued)
CapitaMall Trust	280,000	424,144
CapitaMalls Asia	2,174,000	2,711,113
Fortune Real Estate Investment Trust	2,468,000	1,479,133
Global Logistic Properties	1,497,000 [a]	2,493,887
Mapletree Industrial Trust	1,037,000	993,362
Yanlord Land Group	604,000 [a]	592,037
		16,819,065
Sweden—1.2%
Castellum	67,900	819,616
Wihlborgs Fastigheter	268,680	3,602,494
		4,422,110
Switzerland—1.1%
PSP Swiss Property	46,280 [a]	4,078,725
United Kingdom—6.0%
British Land	495,300	3,960,011
Capital & Counties Properties	1,415,090	4,645,234
Land Securities Group	497,080	5,749,222
London & Stamford Property	1,397,570	2,444,888
Orient-Express Hotels, Cl. A	201,100 [a]	1,683,207
Unite Group	898,760	2,716,648
		21,199,210
United States—46.0%
Alexandria Real Estate Equities	50,550	3,675,996
American Campus Communities	32,320	1,453,754
AvalonBay Communities	26,780	3,788,834
Boston Properties	68,700	7,445,019
Brandywine Realty Trust	56,940	702,640
Camden Property Trust	51,900	3,512,073
Colonial Properties Trust	92,510	2,048,171
CommonWealth REIT	143,410	2,741,999
DDR	290,060	4,246,478

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Digital Realty Trust	75,480	5,666,284
Duke Realty	143,280	2,097,619
Equity Residential	147,330	9,187,499
Essex Property Trust	32,200	4,956,224
HCP	160,750	7,097,113
Health Care REIT	142,380	8,300,754
Home Properties	37,170	2,280,751
Host Hotels & Resorts	269,750	4,267,445
Hudson Pacific Properties	58,400	1,016,744
Kimco Realty	250,370	4,764,541
LaSalle Hotel Properties	31,540	919,076
Liberty Property Trust	59,880	2,205,979
Macerich	94,880	5,602,664
Mack-Cali Realty	106,300	3,090,141
National Retail Properties	175,280	4,958,671
ProLogis	237,570	7,894,451
Public Storage	53,750	7,762,038
Regency Centers	39,790	1,892,810
RLJ Lodging Trust	129,640	2,350,373
Simon Property Group	138,460	21,552,684
SL Green Realty	55,950	4,489,428
Sunstone Hotel Investors	84,770[a]	931,622
Tanger Factory Outlet Centers	67,380	2,159,529
UDR	210,080	5,428,467
Ventas	139,450	8,802,084
Vornado Realty Trust	57,960	4,867,481
		164,157,436
Total Common Stocks
(cost $330,019,758)		348,560,262

Other Investment—.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,955,000)	1,955,000[c]	1,955,000

Total Investments (cost $331,974,758)	98.1%	350,515,262
Cash and Receivables (Net)	1.9%	6,763,768
Net Assets	100.0%	357,279,030

REIT—Real Estate Investment Trust

a Non-income producing security.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2012, these securities were valued at $834,601 or .2% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Diversified Reits	17.8	Hotels	2.8
Office	15.0	Self Storage	2.2
Multifamily	9.9	Office & Industrial	2.5
Regional Malls	8.9	Specialty	1.6
Real Estate Services	8.6	Freestanding	1.4
Retailing	8.5	Residential	1.0
Health Care	8.4	Money Market Investment	.5
Shopping Centers	5.4
Industrial	3.6		98.1

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		330,019,758	348,560,262
Affiliated issuers		1,955,000	1,955,000
Cash			1,126,430
Cash denominated in foreign currencies		7,370,476	7,421,904
Receivable for shares of Common Stock subscribed			1,442,353
Receivable for investment securities sold			1,253,741
Dividends receivable			952,587
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			154
Prepaid expenses			20,446
			362,732,877
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			302,596
Payable for investment securities purchased			4,915,224
Payable for shares of Common Stock redeemed			192,209
Accrued expenses			43,818
			5,453,847
Net Assets ($)			357,279,030
Composition of Net Assets ($):
Paid-in capital			357,225,513
Accumulated undistributed investment income—net			1,695,901
Accumulated net realized gain (loss) on investments			(20,216,095)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			18,573,711
Net Assets ($)			357,279,030

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	2,993,413	722,638	353,562,979
Shares Outstanding	383,041	93,919	45,739,699
Net Asset Value Per Share ($)	7.81	7.69	7.73

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $290,942 foreign taxes withheld at source):
Unaffiliated issuers	5,928,680
Affiliated issuers	3,444
Interest	1,083
Total Income	5,933,207
Expenses:
Management fee—Note 3(a)	1,407,379
Custodian fees—Note 3(c)	60,270
Professional fees	41,258
Registration fees	30,346
Directors’ fees and expenses—Note 3(d)	26,553
Shareholder servicing costs—Note 3(c)	12,938
Prospectus and shareholders’ reports	10,539
Distribution fees—Note 3(b)	2,052
Loan commitment fees—Note 2	961
Interest expense—Note 2	203
Miscellaneous	11,823
Total Expenses	1,604,322
Less—reduction in expenses due to undertaking—Note 3(a)	(431)
Less—reduction in fees due to earnings credits—Note 3(c)	(19)
Net Expenses	1,603,872
Investment Income—Net	4,329,335
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	4,489,990
Net realized gain (loss) on forward foreign currency exchange contracts	(12,277)
Net Realized Gain (Loss)	4,477,713
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	28,412,563
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	154
Net Realized and Unrealized Appreciation (Depreciation)	28,412,717
Net Realized and Unrealized Gain (Loss) on Investments	32,890,430
Net Increase in Net Assets Resulting from Operations	37,219,765

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Operations ($):
Investment income—net	4,329,335	3,700,692
Net realized gain (loss) on investments	4,477,713	9,109,210
Net unrealized appreciation
(depreciation) on investments	28,412,717	(26,677,193)
Net Increase (Decrease) in Net Assets
Resulting from Operations	37,219,765	(13,867,291)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(41,829)
Class C Shares	—	(5,238)
Class I Shares	—	(6,128,543)
Total Dividends	—	(6,175,610)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	1,008,695	1,038,288
Class C Shares	304,529	370,801
Class I Shares	99,639,428	157,797,881
Dividends reinvested:
Class A Shares	—	38,234
Class C Shares	—	5,084
Class I Shares	—	1,720,687
Cost of shares redeemed:
Class A Shares	(393,280)	(580,624)
Class C Shares	(36,917)	(140,411)
Class I Shares	(17,348,678)	(43,892,760)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	83,173,777	116,357,180
Total Increase (Decrease) in Net Assets	120,393,542	96,314,279
Net Assets ($):
Beginning of Period	236,885,488	140,571,209
End of Period	357,279,030	236,885,488
Undistributed (distributions in excess of)
investment income—net	1,695,901	(2,633,434)

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Capital Share Transactions:
Class A
Shares sold	133,492	140,304
Shares issued for dividends reinvested	—	5,466
Shares redeemed	(52,498)	(80,702)
Net Increase (Decrease) in Shares Outstanding	80,994	65,068
Class C
Shares sold	40,557	49,908
Shares issued for dividends reinvested	—	738
Shares redeemed	(5,044)	(19,215)
Net Increase (Decrease) in Shares Outstanding	35,513	31,431
Class I
Shares sold	13,365,572	21,673,063
Shares issued for dividends reinvested	—	248,289
Shares redeemed	(2,342,247)	(6,128,211)
Net Increase (Decrease) in Shares Outstanding	11,023,325	15,793,141

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class A and Class I shares represents the financial highlights of the Class A and Institutional shares, respectively, of the fund’s predecessor, BNY Hamilton Global Real Estate Securities Fund (“Hamilton Global Real Estate Securities Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Class I shares thereafter. Before the fund commenced operations, all of the net assets of the Hamilton Global Real Estate Securities Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

Six Months Ended
June 30, 2012			Year Ended December 31,
Class A Shares†	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	6.84	7.41	6.56	5.02	9.04	10.00
Investment Operations:
Investment income—net[a]	.09	.10	.05	.08	.16	.18
Net realized and unrealized
gain (loss) on investments	.88	(.52)	1.07	1.74	(4.08)	(.97)
Total from Investment Operations	.97	(.42)	1.12	1.82	(3.92)	(.79)
Distributions:
Dividends from
investment income—net	—	(.15)	(.27)	(.28)	(.10)	(.17)
Net asset value, end of period	7.81	6.84	7.41	6.56	5.02	9.04
Total Return (%)[b]	14.33[c]	(5.74)	17.15	36.38	(43.60)	(8.00)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.53[d]	1.57	1.67	4.36	1.62	1.58
Ratio of net expenses
to average net assets	1.50[d]	1.55	1.60	1.60	1.41	1.50
Ratio of net investment income
to average net assets	2.48[d]	1.36	.74	1.44	1.83	1.87
Portfolio Turnover Rate	25.39[c]	80.41	86.02	97.43	79	73
Net Assets, end of period
($ x 1,000)	2,993	2,066	1,756	162	12	52

† Represents information for Class A shares of the fund’s predecessor, Hamilton Global Real Estate Securities Fund, through September 12, 2008.
a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

Six Months Ended
	June 30, 2012	Year Ended December 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	6.76	7.32	6.50	5.02	7.78
Investment Operations:
Investment income—net[b]	.07	.05	.00[c]	.04	.01
Net realized and unrealized
gain (loss) on investments	.86	(.51)	1.07	1.75	(2.74)
Total from Investment Operations	.93	(.46)	1.07	1.79	(2.73)
Distributions:
Dividends from investment income—net	—	(.10)	(.25)	(.31)	(.03)
Net asset value, end of period	7.69	6.76	7.32	6.50	5.02
Total Return (%)[d]	13.76[e]	(6.36)	16.48	35.35	(34.92)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.29[f]	2.50	2.45	2.91	2.46[f]
Ratio of net expenses to average net assets	2.25[f]	2.29	2.35	2.35	2.35[f]
Ratio of net investment income
to average net assets	1.84[f]	.63	.02	.71	.67[f]
Portfolio Turnover Rate	25.39[e]	80.41	86.02	97.43	79
Net Assets, end of period ($ x 1,000)	723	395	198	38	6

a	From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2012			Year Ended December 31,
Class I Shares†	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	6.75	7.33	6.49	5.02	9.04	10.00
Investment Operations:
Investment income—net[a]	.11	.13	.10	.14	.16	.20
Net realized and unrealized
gain (loss) on investments	.87	(.52)	1.05	1.70	(4.06)	(.98)
Total from Investment Operations	.98	(.39)	1.15	1.84	(3.90)	(.78)
Distributions:
Dividends from
investment income—net	—	(.19)	(.31)	(.37)	(.12)	(.18)
Net asset value, end of period	7.73	6.75	7.33	6.49	5.02	9.04
Total Return (%)	14.52[b]	(5.41)	17.91	36.94	(43.38)	(7.83)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.08[c]	1.11	1.17	1.33	1.24	1.34
Ratio of net expenses
to average net assets	1.08[c]	1.11	1.17	1.18	1.19	1.25
Ratio of net investment income
to average net assets	2.93[c]	1.81	1.51	2.55	2.24	1.97
Portfolio Turnover Rate	25.39[b]	80.41	86.02	97.43	79	73
Net Assets, end of period
($ x 1,000)	353,563	234,424	138,618	84,854	48,255	51,140

† Represents information for Institutional shares of the fund’s predecessor, Hamilton Global Real Estate Securities
Fund, through September 12, 2008.
a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Estate Securities Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund.The fund’s investment objective is to maximize total return consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Urdang Securities Management, Inc. (“Urdang”) serves as the fund’s sub-investment advisor. Urdang is a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 250 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	164,157,436	—		—	164,157,436
Equity Securities—
Foreign†	69,356,048	115,046,778	††	—	184,402,826
Mutual Funds	1,955,000	—		—	1,955,000
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	154		—	154

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified as Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††† Amount shown represents unrealized appreciation at period end.

At the period ended December 31, 2011, no foreign or domestic exchange traded equity securities were valued at Level 2 of the fair value hierarchy.

For the period ended June 30, 2012, there were no transfers of domestic exchange traded securities, mutual funds or forward contracts between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(e) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2011	($)	Purchases ($)	Sales ($)	6/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—		69,363,000	67,408,000	1,955,000.5

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $18,733,400 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2011. If not applied, $1,249,319 of the carryover expires in fiscal year 2016 and $17,484,081 expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2011 was as follows: ordinary income $6,175,610.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2012, was approximately $87,900 with a related weighted average annualized interest rate of .46%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at an annual rate of .95% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has agreed until May 1, 2013, to waive receipt of its fee and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings, shareholder services plan fees, Rule 12b-1 distribution plan fees and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $431 during the period ended June 30, 2012.

Pursuant to a sub-investment advisory agreement between Dreyfus and Urdang, Dreyfus pays Urdang a monthly fee at an annual rate of .46% of the value of the fund’s average daily net assets.

During the period ended June 30, 2012, the Distributor retained $1,112 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2012, Class C shares were charged $2,052 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ended June 30, 2012, Class A and Class C shares were charged $3,018 and $684, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. Since May 29, 2012, DTI has also provided certain cash management services for the fund. During the period ended June 30, 2012, the fund was charged $3,195 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2012, the fund was charged $60,270 pursuant to the custody agreement.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2012, the fund was charged $395 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $19.

During the period ended June 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees

$260,056, Plan fees $413, Shareholder Services Plan fees $697, custodian fees $36,534, Chief Compliance Officer fees $3,183 and transfer agency per account fees $2,144, which are offset against an expense reimbursement currently in effect in the amount of $431.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2012, amounted to $157,210,089 and $74,047,448, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2012:

Forward Foreign
Currency	Foreign
Exchange	Currency			Unrealized
Contracts	Amount	Cost ($)	Value ($)	Appreciation ($)
Purchases:
Canadian Dollar,
Expiring
7/3/2012[a]	400,000	392,734	392,888	154

Counterparty:
a Northern Trust

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2012:

Average Market Value ($)
Forward contracts	705,759

At June 30, 2012, accumulated net unrealized appreciation on investments was $18,540,504, consisting of $27,107,122 gross unrealized appreciation and $8,566,618 gross unrealized depreciation.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on June 28, 2012, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Urdang Securities Management, Inc. (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group and Performance Universe medians for the various periods, except for the three-year period when the fund’s performance was slightly below the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has agreed, until May 1, 2013, to waive receipt of its fee and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and 12b-1 fees) exceed 1.25%.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At a special Board meeting held on April 23, 2012, the Board approved consolidating the fund’s Board with the boards of certain other funds inThe Dreyfus Family of Funds, effective September 1, 2012, subject to the election of the new Board members by shareholders of the fund (the “Board Consolidation”). It was noted that, to align the renewal dates of the Management Agreements and Sub-Investment Advisory Agreements of the funds involved in the Board Consolidation, management recommended changing the fund’s Management Agreement and Sub-Investment Advisory Agreement renewal date to March 30th, subject to shareholder election of the new Board members for the fund.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements through March 30, 2013, subject to shareholder approval of the Board Consolidation as described above, was in the best interests of the fund and its shareholders.

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Large Cap Equity Fund

SEMIANNUAL REPORT June 30, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
29	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Large Cap Equity Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large Cap Equity Fund, covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Economic optimism helped drive stock prices higher in early 2012 when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, U.S. stocks gave back their previous gains, and most major market indices ended the first half of the year close to where they began.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, setting the stage for better business conditions in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through June 30, 2012, as provided by Irene D. O’Neill, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, Dreyfus Large Cap Equity Fund’s Class A shares produced a total return of 9.40%, Class C shares returned 8.93% and Class I shares returned 9.79%.1 In comparison, the Standard and Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), the fund’s benchmark, achieved a total return of 9.48%.2

U.S. stocks advanced over the first quarter of 2012 amid improving global economic data, but a worsening European debt crisis and anemic U.S. employment data erased some of those gains in the second quarter. The fund’s Class A and I shares produced returns that were roughly in line with the benchmark, as relatively strong results in the information technology, health care and utilities sectors were balanced by shortfalls in the materials and industrials sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies with market capitalizations of $5 billion or more at the time of purchase.

The fund invests primarily in large, established companies that we believe have proven track records and the potential for superior relative earnings growth. The investment process begins with a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors. Using a bottom-up approach, fundamental research is used to identify companies with earnings power unrecognized by the market, sustainable revenue and cash flow growth, positive operational and/or financial catalysts, attractive relative value vs. history and peers, and strong or improving financial condition.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Macroeconomic Developments Fueled Market Volatility

The first quarter of 2012 began with a strong rally among U.S. stocks stemming from employment gains and other encouraging domestic economic news. In addition, a quantitative easing program in Europe appeared to forestall a more severe banking crisis in the region, and monetary policymakers in China seemed to have engineered a “soft landing” and lower inflation in a major engine of global growth. Consequently, investors grew more tolerant of risks, and they turned to companies expected to benefit from better business conditions.

These positive influences were called into question in the second quarter, when the U.S. labor market’s rebound slowed as the public sector shed jobs and employment gains in the private sector proved more anemic than expected. Meanwhile, proposed austerity programs to relieve fiscal pressures in Europe encountered political resistance, sparking worries that recent progress might be derailed, and weaker economic reports from China raised fear of a “hard landing” there.These developments triggered declines in the S&P 500 Index over the second quarter of the year, partly offsetting earlier gains. Growth-oriented stocks generally produced higher returns than their value-oriented counterparts for the reporting period overall.

Stock Selections Produced Mixed Results

The fund achieved particularly strong relative performance in the information technology sector, where some positive secular trends outweighed the cyclical slowdown. Most notably, the trend toward cloud computing boosted the stocks of data management specialist Teradata and enterprise software developer salesforce.com, and the exploding popularity of smartphones and tablet computers benefited electronics innovator Apple and wireless components supplier NXP Semiconductors.

In the health care sector, pharmacy benefits manager Express Scripts completed its acquisition of a former rival, lifting a cloud of uncertainty that had weighed on the stock. Biotechnology firm Gilead Sciences reported positive results from early trials of a new drug for Hepatitis C, and generic drug maker Watson Pharmaceuticals announced an acquisition that is expected to drive future earnings growth. Results from the utilities sector were bolstered by Sempra Energy after man-

4

agement announced plans to explore the creation of a master limited partnership to hold nonregulated natural gas assets and increased the dividend by 25%.

The fund received more disappointing results in the materials sector, where slowing global growth dampened prices of a wide variety of commodities. Chemicals producer Celanese and gas specialist Air Products and Chemicals suffered in this environment.Among industrial companies, machinery producers Caterpillar and Eaton struggled with softening demand in Europe and the emerging markets, while diversified manufacturer Dover was hurt by its exposure to the energy and electronics industries.

Finding Noncyclical Growth Opportunities

As of midyear, investors remain cautious due to uncertainty regarding Europe’s debt crisis, a tepid U.S. economic recovery and slower growth in China and other emerging markets.We have positioned the fund for a slow growth environment, trimming positions that have gained value and increasing exposure to companies that we believe will prosper from secular trends and other catalysts unrelated to broader economic conditions. In addition, we have maintained the fund’s sector allocations in proportions that are roughly in line with the S&P 500.This strategy enables us to place greater emphasis on our research-driven stock selection process.

July 16, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results.
Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement through May 1, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Equity Fund from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.92	$10.80	$4.23
Ending value (after expenses)	$1,094.00	$1,089.30	$1,097.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.67	$10.42	$4.07
Ending value (after expenses)	$1,018.25	$1,014.52	$1,020.84

† Expenses are equal to the fund’s annualized expense ratio of 1.33% for Class A, 2.08% for Class C and .81%
for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2012 (Unaudited)

Common Stocks—98.8%	Shares	Value ($)
Automobiles & Components—1.2%
Johnson Controls	85,750	2,376,132
Banks—8.4%
BB&T	132,870	4,099,039
Citigroup	70,940	1,944,465
PNC Financial Services Group	58,870	3,597,546
U.S. Bancorp	91,450	2,941,032
Wells Fargo & Co.	113,800	3,805,472
		16,387,554
Capital Goods—9.0%
Caterpillar	30,240	2,567,678
Dover	42,500	2,278,425
Eaton	64,400	2,552,172
General Electric	109,430	2,280,521
Honeywell International	45,870	2,561,381
Ingersoll-Rand	62,300	2,627,814
United Technologies	36,270	2,739,473
		17,607,464
Consumer Services—3.9%
Carnival	65,400	2,241,258
Las Vegas Sands	51,960	2,259,740
Yum! Brands	49,670	3,199,741
		7,700,739
Diversified Financials—4.0%
Invesco	115,046	2,600,040
JPMorgan Chase & Co.	77,820	2,780,509
State Street	53,370	2,382,437
		7,762,986
Energy—11.2%
Chevron	26,200	2,764,100
Exxon Mobil	39,680	3,395,418
Halliburton	95,000	2,697,050
Marathon Oil	80,300	2,053,271
Noble	54,650[a]	1,777,764

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Plains Exploration & Production	49,490 [a]	1,741,058
QEP Resources	54,810	1,642,656
Schlumberger	47,750	3,099,453
Valero Energy	112,100	2,707,215
		21,877,985
Food & Staples Retailing—1.3%
Costco Wholesale	26,480	2,515,600
Food, Beverage & Tobacco—7.6%
Coca-Cola	39,850	3,115,871
Kraft Foods, Cl. A	89,340	3,450,311
Mead Johnson Nutrition	25,460	2,049,785
PepsiCo	47,740	3,373,308
Philip Morris International	32,160	2,806,282
		14,795,557
Health Care Equipment & Services—1.2%
Covidien	44,850	2,399,475
Household & Personal Products—2.0%
Procter & Gamble	63,365	3,881,106
Insurance—2.7%
Aon	62,050	2,902,699
MetLife	74,900	2,310,665
		5,213,364
Materials—2.8%
Air Products & Chemicals	22,050	1,780,096
Celanese, Ser. A	51,900	1,796,778
Freeport-McMoRan Copper & Gold	54,700	1,863,629
		5,440,503
Media—4.2%
Comcast, Cl. A	121,290	3,877,641
Walt Disney	88,250	4,280,125
		8,157,766

8

Common Stocks (continued)	Shares	Value ($)
Pharmaceuticals, Biotechnology &
Life Sciences—11.1%
Bristol-Myers Squibb	81,900	2,944,305
Express Scripts Holding	64,330[a]	3,591,544
Gilead Sciences	47,400[a]	2,430,672
Merck & Co.	93,090	3,886,508
Pfizer	193,800	4,457,400
Shire, ADR	24,060	2,078,543
Watson Pharmaceuticals	30,150[a]	2,230,799
		21,619,771
Retailing—2.8%
Amazon.com	12,800[a]	2,922,880
Lowe’s	90,300	2,568,132
		5,491,012
Software & Services—7.7%
Accenture, Cl. A	34,270	2,059,284
Baidu, ADR	13,440[a]	1,545,331
International Business Machines	25,670	5,020,539
Salesforce.com	19,980[a]	2,762,435
Teradata	51,970[a]	3,742,360
		15,129,949
Technology Hardware & Equipment—12.2%
Apple	19,470[a]	11,370,480
EMC	150,600[a]	3,859,878
NXP Semiconductors	105,000[a]	2,441,250
QUALCOMM	72,410	4,031,789
Texas Instruments	74,040	2,124,208
		23,827,605
Telecommunication Services—1.8%
AT&T	57,110	2,036,543
Verizon Communications	32,970	1,465,187
		3,501,730

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Transportation—1.2%
Union Pacific	19,500	2,326,545
Utilities—2.5%
CenterPoint Energy	92,600	1,914,042
Sempra Energy	41,950	2,889,516
		4,803,558
Total Investments (cost $173,824,705)	98.8%	192,816,401
Cash and Receivables (Net)	1.2%	2,256,474
Net Assets	100.0%	195,072,875

ADR—American Depository Receipts
a Non-income producing security.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Technology Hardware & Equipment	12.2	Materials	2.8
Energy	11.2	Retailing	2.8
Pharmaceuticals,		Insurance	2.7
Biotechnology & Life Sciences	11.1	Utilities	2.5
Capital Goods	9.0	Household & Personal Products	2.0
Banks	8.4	Telecommunication Services	1.8
Software & Services	7.7	Food & Staples Retailing	1.3
Food, Beverage & Tobacco	7.6	Automobiles & Components	1.2
Media	4.2	Health Care Equipment & Services	1.2
Diversified Financials	4.0	Transportation	1.2
Consumer Services	3.9		98.8

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		173,824,705	192,816,401
Cash			63,779
Receivable for investment securities sold			2,733,870
Dividends receivable			269,273
Receivable for shares of Common Stock subscribed			186,544
Prepaid expenses			22,736
			196,092,603
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			125,721
Payable for investment securities purchased			781,604
Payable for shares of Common Stock redeemed			69,989
Accrued expenses			42,414
			1,019,728
Net Assets ($)			195,072,875
Composition of Net Assets ($):
Paid-in capital			235,727,226
Accumulated undistributed investment income—net			1,004,011
Accumulated net realized gain (loss) on investments			(60,650,058)
Accumulated net unrealized appreciation
(depreciation) on investments			18,991,696
Net Assets ($)			195,072,875

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	643,532	85,180	194,344,163
Shares Outstanding	60,401	7,839	17,405,633
Net Asset Value Per Share ($)	10.65	10.87	11.17

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,788,689
Affiliated issuers	945
Income from securities lending—Note 1(b)	257
Total Income	1,789,891
Expenses:
Management fee—Note 3(a)	670,603
Professional fees	27,560
Registration fees	19,969
Directors’ fees and expenses—Note 3(d)	18,515
Shareholder servicing costs—Note 3(c)	17,753
Custodian fees—Note 3(c)	12,774
Prospectus and shareholders’ reports	8,415
Loan commitment fees—Note 2	646
Distribution fees—Note 3(b)	321
Miscellaneous	5,322
Total Expenses	781,878
Less—reduction in expenses due to undertaking—Note 3(a)	(164)
Less—reduction in fees due to earnings credits—Note 3(c)	(36)
Net Expenses	781,678
Investment Income—Net	1,008,213
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,342,562
Net realized gain (loss) on options transactions	(10,300)
Net Realized Gain (Loss)	4,332,262
Net unrealized appreciation (depreciation) on investments	10,826,955
Net Realized and Unrealized Gain (Loss) on Investments	15,159,217
Net Increase in Net Assets Resulting from Operations	16,167,430

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Operations ($):
Investment income—net	1,008,213	1,707,142
Net realized gain (loss) on investments	4,332,262	5,456,644
Net unrealized appreciation
(depreciation) on investments	10,826,955	(16,000,796)
Net Increase (Decrease) in Net Assets
Resulting from Operations	16,167,430	(8,837,010)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(3,602)	(3,419)
Class C Shares	—	(146)
Class I Shares	(1,706,544)	(1,815,186)
Total Dividends	(1,710,146)	(1,818,751)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	230,646	420,892
Class C Shares	27,820	54,733
Class I Shares	30,972,682	30,946,354
Dividends reinvested:
Class A Shares	3,270	3,385
Class C Shares	—	89
Class I Shares	314,999	305,083
Cost of shares redeemed:
Class A Shares	(130,203)	(245,872)
Class C Shares	(43,242)	(8,491)
Class I Shares	(20,045,333)	(46,934,151)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	11,330,639	(15,457,978)
Total Increase (Decrease) in Net Assets	25,787,923	(26,113,739)
Net Assets ($):
Beginning of Period	169,284,952	195,398,691
End of Period	195,072,875	169,284,952
Undistributed investment income—net	1,004,011	1,705,944

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Capital Share Transactions:
Class A
Shares sold	21,146	39,669
Shares issued for dividends reinvested	289	311
Shares redeemed	(12,396)	(24,409)
Net Increase (Decrease) in Shares Outstanding	9,039	15,571
Class C
Shares sold	2,453	5,242
Shares issued for dividends reinvested	—	8
Shares redeemed	(4,093)	(908)
Net Increase (Decrease) in Shares Outstanding	(1,640)	4,342
Class I
Shares sold	2,740,361	2,892,236
Shares issued for dividends reinvested	26,582	26,809
Shares redeemed	(1,797,894)	(4,289,776)
Net Increase (Decrease) in Shares Outstanding	969,049	(1,370,731)

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class A and Class I shares represents the financial highlights of the Class A and Institutional shares, respectively of the fund’s predecessor, BNY Hamilton Large Cap Equity Fund (“Hamilton Large Cap Equity Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Class I shares thereafter. Before the fund commenced operations, all of the net assets of the Hamilton Large Cap Equity Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

Six Months Ended
June 30, 2012			Year Ended December 31,
Class A Shares†	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	9.79	10.45	9.14	7.16	14.61	14.42
Investment Operations:
Investment income—net[a]	.03	.06	.03	.05	.12	.10
Net realized and unrealized
gain (loss) on investments	.89	(.66)	1.35	1.93	(6.80)	1.48
Total from Investment Operations	.92	(.60)	1.38	1.98	(6.68)	1.58
Distributions:
Dividends from
investment income—net	(.06)	(.06)	(.08)	—	(.09)	(.10)
Dividends from net realized
gain on investments	—	—	—	—	(.56)	(1.29)
Return of capital	—	—	—	—	(.12)	—
Total Distributions	(.06)	(.06)	(.08)	—	(.77)	(1.39)
Settlement payment from
unaffiliated third party	—	—	.01	—	—	—
Net asset value, end of period	10.65	9.79	10.45	9.14	7.16	14.61
Total Return (%)[b]	9.40[c]	(5.78)	15.23[d]	27.62	(47.50)	10.94
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.34[e]	1.34	2.04	3.75	1.11	1.04
Ratio of net expenses
to average net assets	1.33[e]	1.17	1.50	1.50	1.03	1.04
Ratio of net investment income
to average net assets	.54[e]	.56	.30	.61	.99	.69
Portfolio Turnover Rate	17.07[c]	47.87	43.92	59.68	77	66
Net Assets, end of period
($ x 1,000)	644	503	374	262	170	27,391

† Represents information for Class A shares of the fund’s predecessor, Hamilton Large Cap Equity Fund, through
September 12, 2008.
a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d If settlement payment from unaffiliated third party was not made, total return would have been 15.12%.
e Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	June 30, 2012	Year Ended December 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	9.97	10.68	9.40	7.38	11.05
Investment Operations:
Investment income (loss)—net[b]	(.01)	(.03)	(.02)	(.00)[c]	.02
Net realized and unrealized
gain (loss) on investments	.91	(.66)	1.39	2.02	(3.69)
Total from Investment Operations	.90	(.69)	1.37	2.02	(3.67)
Distributions:
Dividends from investment income—net	—	(.02)	(.09)	—	—
Settlement payment from
unaffiliated third party	—	—	.00[c]	—	—
Net asset value, end of period	10.87	9.97	10.68	9.40	7.38
Total Return (%)[d]	8.93[e]	(6.47)	14.69[f]	27.37	(33.21)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.40[g]	2.04	2.02	2.26	1.88[g]
Ratio of net expenses to average net assets	2.08[g]	2.00	1.98	2.02	1.86[g]
Ratio of net investment income
(loss) to average net assets	(.22)[g]	(.24)	(.18)	(.02)	.85[g]
Portfolio Turnover Rate	17.07[e]	47.87	43.92	59.68	77
Net Assets, end of period ($ x 1,000)	85	94	55	37	7

a From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Exclusive of sales charge.
e Not annualized.
f The impact of the settlement payment from unaffiliated third party on total return amounted to less than .01%.
g Annualized.

See notes to financial statements.

16

Six Months Ended
June 30, 2012			Year Ended December 31,
Class I Shares†	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	10.26	10.95	9.55	7.40	14.66	14.46
Investment Operations:
Investment income—net[a]	.06	.10	.10	.11	.16	.14
Net realized and unrealized
gain (loss) on investments	.95	(.69)	1.41	2.04	(6.63)	1.49
Total from Investment Operations	1.01	(.59)	1.51	2.15	(6.47)	1.63
Distributions:
Dividends from
investment income—net	(.10)	(.10)	(.12)	—	(.11)	(.14)
Dividends from net realized
gain on investments	—	—	—	—	(.56)	(1.29)
Return of capital	—	—	—	—	(.12)	—
Total Distributions	(.10)	(.10)	(.12)	—	(.79)	(1.43)
Settlement payment from
unaffiliated third party	—	—	.01	—	—	—
Net asset value, end of period	11.17	10.26	10.95	9.55	7.40	14.66
Total Return (%)	9.79[b]	(5.46)	16.09[c]	29.05	(45.91)	11.27
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.81[d]	.81	.80	.86	.80	.79
Ratio of net expenses
to average net assets	.81[d]	.81	.77	.78	.79	.79
Ratio of net investment income
to average net assets	1.05[d]	.92	1.02	1.37	1.41	.94
Portfolio Turnover Rate	17.07[b]	47.87	43.92	59.68	77	66
Net Assets, end of period
($ x 1,000)	194,344	168,688	194,970	184,456	204,051	401,002

† Represents information for Institutional shares of the fund’s predecessor, Hamilton Large Cap Equity Fund, through
September 12, 2008.
a Based on average shares outstanding at each month end.
b Not annualized.
c If settlement payment from unaffiliated third party was not made, total return would have been 15.99%.
d Annualized.

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Equity Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective seeks to provide long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 250 million shares of $.001 par value Common Stock.The fund currently offers three Classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

18

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the

20

forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	186,751,277	—	—	186,751,277
Equity Securities—
Foreign†	6,065,124	—	—	6,065,124

† See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers of exchange traded securities between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2012,The Bank of NewYork Mellon earned $110 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2011	($)	Purchases ($)	Sales ($)	6/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	324,432		20,993,607	21,318,039	—		—
Dreyfus
Institutional
Cash
Advantage
Fund	—		2,546,133	2,546,133	—		—
Total	324,432		23,539,740	23,864,172	—		—

22

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $62,566,505 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2011. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2011 was as follows: ordinary income $1,818,751.The tax character of the current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has contractually agreed, until May 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services plan fees and Rule 12b-1 distribution plan fees) exceed 1.25% of the value of the average daily net assets of their class. The reduction in expenses, pursuant to the undertakings amounted to $164 during the period ended June 30, 2012.

24

During the period ended June 30, 2012, the Distributor retained $31 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2012, Class C shares were charged $321 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2012, Class A and Class C shares were charged $716 and $107, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. Since May 29, 2012, DTI has also provided certain cash management services for the fund. During the period ended June 30, 2012, the fund was charged $6,510 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2012, the fund was charged $12,774 pursuant to the custody agreement.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2012, the fund was charged $743 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $36.

During the period ended June 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $109,531, Plan fees $56, Shareholder Services Plan fees $146, custodian fees $8,808, Chief Compliance Officer fees $3,183 and transfer agency per account fees $4,042, which are offset against an expense reimbursement currently in effect in the amount of $45.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and options transactions, during the period ended June 30, 2012, amounted to $41,738,410 and $32,390,808, respectively.

Options Transactions:The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, or as a substi-

26

tute for an investment.The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the fund’s call/put options written during the period ended June 30, 2012:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	(Loss) ($)
Contracts outstanding
December 31, 2011	—	—
Contracts written	100,000	18,600
Contracts terminated:
Contracts closed	100,000	18,600	28,900	(10,300)
Contracts outstanding
June 30, 2012	—	—

At June 30, 2012, accumulated net unrealized appreciation on investments was $18,991,696, consisting of $29,309,084 gross unrealized appreciation and $10,317,388 gross unrealized depreciation.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on June 28, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians, except for the two-year period when the fund’s performance was above the Performance Group median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and the Board noted that the fund’s performance was above the return of the fund’s benchmark in six of the ten years.

30

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has agreed, until May 1, 2013, to waive receipt of its fee and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and 12b-1 fees) exceed 1.25%.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ profitability.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less.

Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At a special Board meeting held on April 23, 2012, the Board approved consolidating the fund’s Board with the boards of certain other funds in The Dreyfus Family of Funds, effective September 1, 2012, subject

32

to the election of the new Board members by shareholders of the fund (the “Board Consolidation”). It was noted that, to align the renewal dates of the Management Agreements of the funds involved in the Board Consolidation, management recommended changing the fund’s Management Agreement renewal date to March 30th, subject to shareholder election of the new Board members for the fund.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement through March 30, 2013, subject to shareholder approval of the Board Consolidation as described above, was in the best interests of the fund and its shareholders.

34

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Large Cap Growth Fund

SEMIANNUAL REPORT June 30, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
28	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Large Cap Growth Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large Cap Growth Fund, covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Economic optimism helped drive stock prices higher in early 2012 when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, U.S. stocks gave back their previous gains, and most major market indices ended the first half of the year close to where they began.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, setting the stage for better business conditions in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through June 30, 2012, as provided by Irene D. O’Neill, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, Dreyfus Large Cap Growth Fund’s Class A shares produced a total return of 9.39%, Class C shares returned 8.99% and Class I shares returned 9.49%.1 In comparison, the Russell 1000 Growth Index (the “Index”), the fund’s benchmark, achieved a total return of 10.08%.2

U.S. stocks advanced over the first quarter of 2012 amid improving global economic data, but a worsening European debt crisis and anemic U.S. employment numbers erased some of those gains in the second quarter.The fund produced lower returns than its benchmark, mainly due to shortfalls in the materials and consumer discretionary sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies with market capitalizations of $5 billion or more at the time of purchase.

The fund’s investment philosophy is based on the premise that earnings growth is the primary determinant of long-term stock appreciation. With this, we use an approach that combines top-down and bottom-up analysis, so stock selection and sector allocation are both factors in determining the fund’s holdings. Fundamental analysis is used to identify companies with characteristics such as: expected earnings growth rate exceeds market and industry trends; potential for positive earnings surprise relative to market expectations; positive operational or financial catalysts; attractive valuation based on growh prospect; and strong financial condition.

Macroeconomic Developments Fueled Market Volatility

The first quarter of 2012 began with a strong rally among U.S. stocks stemming from employment gains and other encouraging domestic economic news. In addition, a quantitative easing program in Europe

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

appeared to forestall a more severe banking crisis in the region, and monetary policymakers in China seemed to have engineered a “soft landing” and lower inflation in a major engine of global growth. Consequently, investors grew more tolerant of risks, and they turned to companies expected to benefit from better business conditions.

These positive influences were called into question in the second quarter, when the U.S. labor market’s rebound slowed as the public sector shed jobs and employment gains in the private sector proved more anemic than expected. Meanwhile, proposed austerity programs to relieve fiscal pressures in Europe encountered political resistance, weaker economic reports from China raised fear of a “hard landing” there. These developments triggered declines in the S&P 500 Index over the second quarter of the year, partly offsetting earlier gains. Growth-oriented stocks generally produced higher returns than their value-oriented counterparts for the reporting period overall.

Stock Selections Produced Mixed Results

Although the fund participated in the large-cap stock market’s gains to a significant degree, its relative performance was undermined by disappointing results in the materials sector, where slowing global growth dampened prices of a wide variety of commodities. Chemicals producer Celanese and steelmaker Cliffs Natural Resources suffered in this environment. Among consumer discretionary companies, automotive components supplier Johnson Controls and Brazilian casual dining franchisee Arcos Dorados struggled with softening demand in the emerging markets. Finally, the fund sold telecommunications giant Verizon Communications, which rallied due to cost containment measures and higher pricing.

The fund achieved better relative performance in the information technology sector, where some positive secular trends outweighed the cyclical slowdown. Most notably, the trend toward cloud computing bolstered the stocks of enterprise software developers salesforce.com and Red Hat, as well as data management specialist Teradata.The exploding popularity of smartphones and tablet computers benefited electronics innovator Apple and wireless components supplier NXP Semiconductors.

In the health care sector, cardiovascular disease specialist Edwards Lifesciences saw robust sales of its minimally invasive heart valve

4

replacement. Amylin Pharmaceuticals gained value when it received a takeover offer from Bristol-Myers Squibb, and ARIAD Pharmaceuticals reported positive results from early trials of a new leukemia medicine. The fund also fared relatively well in the energy sector, where underweighted exposure to integrated energy giant Exxon Mobil cushioned the brunt of the stock’s weakness. Instead, we favored companies such as refiner Valero Energy, where the completion of capital projects is expected to boost earnings.

Finding Noncyclical Growth Opportunities

As of midyear, investors remain cautious due to uncertainty regarding Europe’s debt crisis, a tepid U.S. economic recovery and slower growth in China and other emerging markets.We have positioned the fund for a slow growth environment, trimming positions that have gained value and increasing exposure to companies that we believe will prosper from secular trends and other catalysts unrelated to broader economic conditions. In addition, we have maintained the fund’s sector allocations in proportions that are roughly in line with the Russell 1000 Growth Index. This strategy enables us to place greater emphasis on our research-driven stock selection process.

July 16, 2012

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results.
Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through May 1,
2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index return does not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Growth Fund from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.81	$11.69	$5.52
Ending value (after expenses)	$1,093.90	$1,089.90	$1,094.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.52	$11.27	$5.32
Ending value (after expenses)	$1,017.40	$1,013.67	$1,019.59

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C and 1.06%
for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2012 (Unaudited)

Common Stocks—98.8%	Shares	Value ($)
Automobiles & Components—.9%
Johnson Controls	12,560	348,038
Capital Goods—9.7%
Boeing	7,100	527,530
Caterpillar	7,660	650,411
Dover	10,100	541,461
Honeywell International	13,170	735,413
Ingersoll-Rand	15,490	653,368
United Technologies	6,790	512,849
		3,621,032
Consumer Services—4.9%
Carnival	14,740	505,140
International Game Technology	23,510	370,282
Las Vegas Sands	9,720	422,723
Yum! Brands	8,350	537,907
		1,836,052
Diversified Financials—1.9%
Citigroup	11,000	301,510
Invesco	17,828	402,913
		704,423
Energy—10.5%
Apache	5,560	488,668
Cabot Oil & Gas	11,700	460,980
Exxon Mobil	11,090	948,971
Halliburton	18,600	528,054
QEP Resources	15,300	458,541
Schlumberger	8,410	545,893
Valero Energy	18,970	458,126
		3,889,233
Food & Staples Retailing—1.5%
Costco Wholesale	5,770	548,150
Food, Beverage & Tobacco—6.5%
Beam	6,920	432,431
Coca-Cola	11,710	915,605
Lorillard	3,070	405,086
Philip Morris International	7,670	669,284
		2,422,406

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care Equipment &
Services—3.1%
Edwards Lifesciences	4,190 [a]	432,827
Express Scripts Holding	13,000 [a]	725,790
		1,158,617
Household & Personal Products—2.4%
Colgate-Palmolive	4,550	473,655
Procter & Gamble	6,670	408,537
		882,192
Insurance—1.0%
Validus Holdings	11,100	355,533
Materials—3.6%
Celanese, Ser. A	10,500	363,510
Cliffs Natural Resources	9,070	447,060
Praxair	4,860	528,428
		1,338,998
Media—5.0%
Comcast, Cl. A	20,480	654,746
Viacom, Cl. B	9,910	465,968
Walt Disney	15,180	736,230
		1,856,944
Pharmaceuticals,
Biotechnology & Life Sciences—10.5%
Abbott Laboratories	6,410	413,253
ARIAD Pharmaceuticals	19,510 [a]	335,767
BioMarin Pharmaceutical	9,800 [a,b]	387,884
Bristol-Myers Squibb	10,700	384,665
Gilead Sciences	11,330 [a]	581,002
Illumina	8,990 [a,b]	363,106
Mead Johnson Nutrition	6,900	555,519
Shire, ADR	4,650	401,713
Watson Pharmaceuticals	6,600 [a]	488,334
		3,911,243

8

Common Stocks (continued)	Shares	Value ($)
Real Estate—1.2%
Digital Realty Trust	5,800[b,c]	435,406
Retailing—3.8%
Amazon.com	2,820[a]	643,947
Lululemon Athletica	6,890[a,b]	410,851
Urban Outfitters	13,420[a]	370,258
		1,425,056
Semiconductors & Semiconductor
Equipment—3.0%
Broadcom, Cl. A	14,370	485,706
Micron Technology	40,580[a]	256,060
NXP Semiconductors	15,630[a]	363,398
		1,105,164
Software & Services—15.2%
Accenture, Cl. A	6,300	378,567
Baidu, ADR	3,900[a]	448,422
Google, Cl. A	530[a]	307,437
International Business Machines	8,540	1,670,253
LinkedIn, Cl. A	5,260[a,b]	558,980
Microsoft	18,480	565,303
Red Hat	8,780[a]	495,894
Salesforce.com	4,660[a]	644,292
Teradata	7,920[a]	570,319
		5,639,467
Technology Hardware & Equipment—12.4%
Apple	5,730[a]	3,346,320
Fusion-io	19,450[a,b]	406,311
QUALCOMM	15,090	840,211
		4,592,842
Transportation—1.7%
Union Pacific	5,180	618,026
Total Common Stocks
(cost $32,537,044)		36,688,822

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—4.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $1,833,756)	1,833,756[d]	1,833,756
Total Investments (cost $34,370,800)	103.7%	38,522,578
Liabilities, Less Cash and Receivables	(3.7%)	(1,384,382)
Net Assets	100.0%	37,138,196

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2012, the value of the fund’s securities on loan was $1,838,217 and the value of the collateral held by the fund was $1,833,756.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	15.2	Health Care Equipment & Services	3.1
Technology Hardware & Equipment	12.4	Semiconductors &
Energy	10.5	Semiconductor Equipment	3.0
Pharmaceuticals,		Household & Personal Products	2.4
Biotechnology & Life Sciences	10.5	Diversified Financials	1.9
Capital Goods	9.7	Transportation	1.7
Food, Beverage & Tobacco	6.5	Food & Staples Retailing	1.5
Media	5.0	Real Estate	1.2
Consumer Services	4.9	Insurance	1.0
Money Market Investment	4.9	Automobiles & Components	.9
Retailing	3.8
Materials	3.6		103.7

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,838,217)—Note 1(b):
Unaffiliated issuers		32,537,044	36,688,822
Affiliated issuers		1,833,756	1,833,756
Cash			14,621
Receivable for investment securities sold			453,269
Dividends and securities lending income receivable			30,111
Prepaid expenses			18,721
			39,039,300
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			30,259
Liability for securities on loan—Note 1(b)			1,833,756
Accrued expenses			37,089
			1,901,104
Net Assets ($)			37,138,196
Composition of Net Assets ($):
Paid-in capital			34,844,004
Accumulated undistributed investment income—net			60,821
Accumulated net realized gain (loss) on investments			(1,918,407)
Accumulated net unrealized appreciation
(depreciation) on investments			4,151,778
Net Assets ($)			37,138,196

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	1,214,271	143,073	35,780,852
Shares Outstanding	170,891	20,352	4,934,851
Net Asset Value Per Share ($)	7.11	7.03	7.25

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	266,715
Affiliated issuers	85
Income from securities lending—Note 1(b)	2,080
Total Income	268,880
Expenses:
Management fee—Note 3(a)	135,472
Auditing fees	21,474
Registration fees	19,542
Shareholder servicing costs—Note 3(c)	8,073
Prospectus and shareholders’ reports	7,407
Custodian fees—Note 3(c)	5,554
Directors’ fees and expenses—Note 3(d)	3,022
Legal fees	1,970
Distribution fees—Note 3(b)	614
Interest expense—Note 2	456
Loan commitment fees—Note 2	139
Miscellaneous	4,256
Total Expenses	207,979
Less—reduction in expenses due to undertaking—Note 3(a)	(252)
Less—reduction in fees due to earnings credits—Note 3(c)	(19)
Net Expenses	207,708
Investment Income—Net	61,172
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,357,421
Net unrealized appreciation (depreciation) on investments	1,078,032
Net Realized and Unrealized Gain (Loss) on Investments	3,435,453
Net Increase in Net Assets Resulting from Operations	3,496,625

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Operations ($):
Investment income—net	61,172	112,972
Net realized gain (loss) on investments	2,357,421	5,192,966
Net unrealized appreciation
(depreciation) on investments	1,078,032	(6,862,066)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,496,625	(1,556,128)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(1,801)
Class I Shares	(112,759)	(304,502)
Total Dividends	(112,759)	(306,303)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	610,372	674,061
Class C Shares	49,734	195,628
Class I Shares	1,088,223	1,801,381
Dividends reinvested:
Class A Shares	—	1,793
Class I Shares	36,716	93,460
Cost of shares redeemed:
Class A Shares	(121,942)	(446,636)
Class C Shares	(128,736)	(33,699)
Class I Shares	(7,014,771)	(17,798,963)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(5,480,404)	(15,512,975)
Total Increase (Decrease) in Net Assets	(2,096,538)	(17,375,406)
Net Assets ($):
Beginning of Period	39,234,734	56,610,140
End of Period	37,138,196	39,234,734
Undistributed investment income—net	60,821	112,408

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Capital Share Transactions:
Class A
Shares sold	85,301	99,733
Shares issued for dividends reinvested	—	249
Shares redeemed	(17,406)	(66,474)
Net Increase (Decrease) in Shares Outstanding	67,895	33,508
Class C
Shares sold	6,925	29,901
Shares redeemed	(19,028)	(5,112)
Net Increase (Decrease) in Shares Outstanding	(12,103)	24,789
Class I
Shares sold	148,777	252,699
Shares issued for dividends reinvested	4,800	12,785
Shares redeemed	(998,384)	(2,530,525)
Net Increase (Decrease) in Shares Outstanding	(844,807)	(2,265,041)

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class A and Class I shares represents the financial highlights of the Class A and Institutional shares, repectively, of the fund’s predecessor, BNY Hamilton Large Cap Growth Fund (“Hamilton Large Cap Growth Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Class I shares thereafter. Before the fund commenced operations, all of the net assets of the Hamilton Large Cap Growth Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

Six Months Ended
June 30, 2012			Year Ended December 31,
Class A Shares†	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	6.50	6.84	5.94	4.40	8.10	7.64
Investment Operations:
Investment income (loss)—net[a]	(.00)[b]	(.02)	(.01)	.01	.02	.01
Net realized and unrealized
gain (loss) on investments	.61	(.30)	.92	1.53	(3.28)	1.35
Total from Investment Operations	.61	(.32)	.91	1.54	(3.26)	1.36
Distributions:
Dividends from
investment income—net	—	(.02)	(.02)	—	(.01)	(.01)
Dividends from net realized
gain on investments	—	—	—	—	(.35)	(.89)
Return of capital	—	—	—	—	(.08)	—
Total Distributions	—	(.02)	(.02)	—	(.44)	(.90)
Settlement payment from
unaffiliated third party	—	—	.01	—	—	—
Net asset value, end of period	7.11	6.50	6.84	5.94	4.40	8.10
Total Return (%)[c]	9.39[d]	(4.73)	15.60[e]	35.00	(41.90)	17.79
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.50[f]	1.47	1.66	2.37	1.10	1.10
Ratio of net expenses
to average net assets	1.50[f]	1.47	1.51	1.47	1.10	1.10
Ratio of net investment income
(loss) to average net assets	(.08)[f]	(.24)	(.13)	.12	.20	.10
Portfolio Turnover Rate	33.83[d]	58.58	63.42	82.53	78	52
Net Assets, end of period
($ x 1,000)	1,214	670	475	279	7	4,127

† Represents information for Class A shares of the fund’s predecessor, Hamilton Large Cap Growth Fund, through
September 12, 2008.
a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e If settlement payment from unaffiliated third party was not made, total return would have been 15.43%.
f Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	June 30, 2012	Year Ended December 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	6.45	6.83	5.95	4.43	6.42
Investment Operations:
Investment income (loss)—net[b]	(.03)	(.07)	(.05)	(.03)	.00[c]
Net realized and unrealized
gain (loss) on investments	.61	(.31)	.93	1.55	(1.99)
Total from Investment Operations	.58	(.38)	.88	1.52	(1.99)
Distributions:
Dividends from investment income—net	—	—	(.01)	—	—
Settlement payment from
unaffiliated third party	—	—	.01	—	—
Net asset value, end of period	7.03	6.45	6.83	5.95	4.43
Total Return (%)[d]	8.99[e]	(5.56)	15.10[f]	34.09	(31.00)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.56[g]	2.42	2.16	2.06	2.01[g]
Ratio of net expenses to average net assets	2.25[g]	2.25	2.16	2.06	1.91[g]
Ratio of net investment income
(loss) to average net assets	(.86)[g]	(1.02)	(.81)	(.48)	.04[g]
Portfolio Turnover Rate	33.83[e]	58.58	63.42	82.53	78
Net Assets, end of period ($ x 1,000)	143	209	52	83	12

a From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Exclusive of sales charge.
e Not annualized.
f If settlement payment from unaffiliated third party was not made, total return would have been 14.76%.
g Annualized.

See notes to financial statements.

16

Six Months Ended
June 30, 2012			Year Ended December 31,
Class I Shares†	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	6.64	6.97	6.03	4.44	8.20	7.72
Investment Operations:
Investment income—net[a]	.01	.02	.03	.04	.04	.03
Net realized and unrealized
gain (loss) on investments	.62	(.31)	.94	1.55	(3.34)	1.37
Total from Investment Operations	.63	(.29)	.97	1.59	(3.30)	1.40
Distributions:
Dividends from
investment income—net	(.02)	(.04)	(.04)	—	(.03)	(.03)
Dividends from net realized
gain on investments	—	—	—	—	(.35)	(.89)
Return of capital	—	—	—	—	(.08)	—
Total Distributions	(.02)	(.04)	(.04)	—	(.46)	(.92)
Settlement payment from
unaffiliated third party	—	—	.01	—	—	—
Net asset value, end of period	7.25	6.64	6.97	6.03	4.44	8.20
Total Return (%)	9.49[b]	(4.23)	16.34[c]	35.81	(42.03)	18.18
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06[d]	1.00	.92	.88	.86	.85
Ratio of net expenses
to average net assets	1.06[d]	.97	.88	.87	.84	.85
Ratio of net investment income
to average net assets	.33[d]	.24	.47	.75	.61	.34
Portfolio Turnover Rate	33.83[b]	58.58	63.42	82.53	78	52
Net Assets, end of period
($ x 1,000)	35,781	38,356	56,083	91,803	75,292	138,729

† Represents information for Institutional shares of the fund’s predecessor, Hamilton Large Cap Growth Fund through
September 12, 2008.
a Based on average shares outstanding at each month end.
b Not annualized.
c If settlement payment from unaffiliated third party was not made, total return would have been 16.18%.
d Annualized.

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Growth Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective seeks to provide long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 250 million shares of $.001 par value Common Stock.The fund currently offers three Classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

18

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs

20

and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	34,708,905	—	—	34,708,905
Equity Securities—
Foreign†	1,979,917	—	—	1,979,917
Mutual Funds	1,833,756	—	—	1,833,756

†	See Statement of Investments for additional detailed categorizations.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For the period ended June 30, 2012, there were no transfers of exchange traded securities or mutual funds between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. At June 30, 2012, the value of the collateral was 99.8% of the market value of the securities on loan. The fund received additional collateral subsequent to period end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2012,The Bank of New York Mellon earned $891 from lending portfolio securities, pursuant to the securities lending agreement.

22

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2011	($)	Purchases ($)	Sales ($)	6/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	215,371		3,105,970	3,321,341	—		—
Dreyfus
Institutional
Cash
Advantage
Fund	975,602		9,322,610	8,464,456	1,833,756		4.9
Total	1,190,973		12,428,580	11,785,797	1,833,756		4.9

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $3,988,961 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2011. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2011 was as follows: ordinary income $306,303. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

24

Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2012 was approximately $74,200, with a related weighted average annualized interest rate of 1.24%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has agreed until May 1, 2013, to waive receipt of its fee and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings, shareholder services plan fees, Rule 12b-1 distribution plan fees and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $252 during the period ended June 30, 2012.

During the period ended June 30, 2012, the Distributor retained $1,739 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2012, Class C shares were charged $614 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2012, Class A and Class C shares were charged $1,244 and $205, respectively, pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. Since May 29, 2012, DTI has also provided certain cash management services for the fund. During the period ended June 30, 2012, the fund was charged $3,416 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2012, the fund was charged $5,554 pursuant to the custody agreement.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior May 29, 2012, the fund compensated The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions.

26

During the period ended June 30, 2012, the fund was charged $397 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $19.

During the period ended June 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $20,897, Plan fees $99, Shareholder Services Plan fees $269, custodian fees $3,562, Chief Compliance Officer fees $3,183 and transfer agency per account fees $2,249.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2012, amounted to $13,106,545 and $18,945,224, respectively.

At June 30, 2012, accumulated net unrealized appreciation on investments was $4,151,778, consisting of $6,227,901 gross unrealized appreciation and $2,076,123 gross unrealized depreciation.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on June 28, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies

28

and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group and Expense Universe medians.

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives noted that Dreyfus has agreed to waive receipt of a portion of the fund’s management fee in the amount of .15%, of the value of the fund’s average daily total assets until March 30, 2013. In addition, Dreyfus has agreed, until May 1, 2013, to waive receipt of its fee and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and 12b-1 fees) exceed 1.25%.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might

30

emerge in connection with the management of a fund. Since Dreyfus is managing the fund at a loss, the Board did not consider an evaluation of current economies of scale to be relevant.

The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At a special Board meeting held on April 23, 2012, the Board approved consolidating the fund’s Board with the boards of certain other funds in The Dreyfus Family of Funds, effective September 1, 2012, subject to the election of the new Board members by shareholders of the fund (the “Board Consolidation”). It was noted that, to align the renewal dates of the Management Agreements of the funds involved in the Board Consolidation, management recommended changing the fund’s Management Agreement renewal date to March 30th, subject to shareholder election of the new Board members for the fund.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was concerned with and determined to closely monitor the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  As described above, the Board did not evaluate current economies of scale, but noted that, to the extent in the future it were deter- mined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement through March 30, 2013, subject to shareholder approval of the Board Consolidation as described above, was in the best interests of the fund and its shareholders.

32

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2012

By: /s/James Windels
James Windels, Treasurer
Date:	August 20, 2012

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)